Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Type (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (41,079)	R$ (47,051)
Commitments released	(4,433)	(3,485)	R$ (3,303)
Financial guarantees pledged [member]
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (767)	R$ (907)